Other Accounts Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Accounts Receivable [Abstract]
Government authorities	$ 378	$ 738
Accrued income-IIA	71	332
Consumables	306	91
Prepaid expenses and other	672	344
Other accounts receivable	$ 1,427	$ 1,505